OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
10.	OTHER PAYABLES AND ACCRUALS

	2011	2012
Accrued expenses for utilities, rental expenses and others	81,367	109,226
Accruals for professional service fees	22,702	11,593
Accrued agency fees	5,481	7,531
Accruals for customer reward program	5,211	5,499
Others	39,737	32,037

Other unpaid and accruals-subtotal	154,498	165,886

Payables on construction cost of leasehold improvement	524,792	592,203
Payables on the unpaid consideration related to the acquisitions	219,339	193,360
Payables on repair and maintenance cost	30,051	45,964
Deposit from franchised-and-managed hotels, current	34,135	41,180
Payables to employees for exercised options	11,713	18,557
Others	27,060	33,870

Other payables-subtotal	847,090	925,134

Total	1,001,588	1,091,020